Variable Interest Entities - Variable Interest Entities (Details) - USD ($) $ in Millions	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Variable Interest Entities
Assets	$ 3,011	$ 3,382	$ 3,331
Liabilities	$ 1,621	1,953	1,828
Variable Interest Entities
Variable Interest Entities
Assets		59	84
Liabilities		$ 42	$ 59